Financial liabilities at amortized cost - Summary of Deposits From Customers (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Liabilities At Amortised Cost [Abstract]
Savings Accounts	$ 6,850,386,344	$ 6,009,931,357
Time deposits	6,940,097,813	4,073,105,804
Currents accounts	2,857,520,295	2,343,261,847
Investment accounts	12,934,037	399,582,546
Other	67,034,752	72,059,408
TOTAL	$ 16,727,973,241	$ 12,897,940,962